Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Related Party Transactions [Abstract]
Shareholder loan agreement		$ 3,000,000
Interest rate of per annum		10.375%
Maturity date	Mar. 10, 2024